UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21037

BlackRock New York Municipal Bond Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
 BlackRock New York Municipal Bond Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1. Schedule of Investments.

The registrant's unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (Unaudited)

BlackRock New York Municipal Bond Trust (BQH)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—155.5%
			New York—114.6%
AA	$ 2,000		Dutchess Cnty. Ind. Dev. Agcy., Civic Facs. Rev., Vassar Coll. Proj., 5.35%, 9/01/40	08/11 @ 101	$ 2,094,480
A	3,000		Met. Transp. Auth., Ded. Tax Fund, Ser. A, 5.125%, 11/15/31	11/12 @ 100	3,043,920
A+	3,000		New York City, GO, Ser. D, 5.375%, 6/01/32	06/12 @ 100	3,115,140
A3	1,100		New York City Hlth. & Hosp. Corp., Hlth. Sys., Ser. A, 5.375%, 2/15/26	02/12 @ 100	1,121,934
AA	2,500		New York City Hsg. Dev. Corp., Multi-Fam. Hsg. Rev., Ser. A, 5.50%, 11/01/34	05/12 @ 100	2,548,600
AAA	2,500		New York City Mun. Wtr. Fin. Auth., Ser. A, 5.25%, 6/15/33, FGIC	06/11 @ 100	2,576,525
BBB	1,445		New York Cntys. Tobacco Trust III, 6.00%, 6/01/43	06/13 @ 100	1,401,014
			New York Dorm. Auth.,
AA-	2,465	[3]	City Univ. Proj., Ser. A, 5.25%, 7/01/11	N/A	2,764,103
AA-	285		City Univ. Proj., Ser. A, 5.25%, 7/01/31	07/11 @ 100	290,541
AAA	2,500		Iona Coll. Proj., 5.125%, 7/01/32, XLCA	07/12 @ 100	2,560,575
BBB+	3,000		Lenox Hill Hosp. Oblig. Grp. Proj., 5.50%, 7/01/30	07/11 @ 101	2,959,320
AAA	2,500		Willow Towers, Inc. Proj., 5.40%, 2/01/34	08/12 @ 101	2,618,475
AAA	2,750	[4]	New York Env. Facs. Corp., Mun. Wtr. Proj., Ser. D, 5.125%, 6/15/31	06/12 @ 100	2,826,890
Aa1	2,980		New York Mtg. Agcy., Ser. 101, 5.40%, 4/01/32	10/11 @ 100	3,008,548
AA	5,000		New York Urban Dev. Corp., Ser. A, 5.25%, 3/15/32	03/12 @ 100	5,133,450
			Port Auth. of NY & NJ,
AAA	2,750		Ser. 126, 5.25%, 5/15/37, FGIC	05/12 @ 101	2,822,023
Caa2	2,600		Spec. Oblig., Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	12/04 @ 100	2,612,610
A	500		Suffolk Cnty. Indl. Dev. Agcy., Keyspan Port Jefferson Proj., 5.25%, 6/01/27	06/13 @ 100	506,150
BBB	3,000		TSASC, Inc., Tobacco Settlement Rev., Ser. 1, 5.75%, 7/15/32	07/12 @ 100	2,807,340

					46,811,638

			Puerto Rico—32.4%
BBB	3,650		Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	3,309,674
A-	2,000		Puerto Rico Elec. Pwr. Auth., Ser. 2, 5.25%, 7/01/31	07/12 @ 101	2,058,340
A	2,000		Puerto Rico Hwy. & Transp. Auth., Ser. D, 5.25%, 7/01/38	07/12 @ 100	2,045,060
			Puerto Rico Pub. Bldgs. Auth., Gov’t Facs., Ser. D,
A-	1,980	[3]	5.25%, 7/01/12	N/A	2,201,859
A-	720		5.25%, 7/01/27	07/12 @ 100	744,509
			Puerto Rico Pub. Impvt., Ser. A,
AAA	925	[3]	5.125%, 7/01/11	N/A	1,030,422
A-	1,825		5.125%, 7/01/31	07/11 @ 100	1,839,618

					13,229,482

			Multi-State—7.0%
Baa1	2,500	[5]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	2,849,975

			Trust Territories—1.5%
Ba3	635		Northern Mariana Islands Commerce, Ser. A, 6.75%, 10/01/33	10/13 @ 100	642,487

			Total Long-Term Investments (cost $61,173,977)		63,533,582

BlackRock New York Municipal Bond Trust (BQH) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—0.5%
200	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $200,000)	$ 200,000

	Total Investments—156.0% (cost $61,373,977)	$ 63,733,582
	Other assets in excess of liabilities—3.3%	1,328,833
	Preferred shares at redemption value, including dividends payable—(59.3)%	(24,206,031)

	Net Assets Applicable to Common Shareholders—100%	$ 40,856,384

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[5]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of November 30, 2004, the Trust held 7.0% of its net assets, with a current market value of $2,849,975, in securities restricted as to resale.

KEY TO ABBREVIATIONS
FGIC	— Financial Guaranty Insurance Company	XLCA	— XL Capital Assurance
GO	— General Obligation

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant's principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock New York Municipal Bond Trust

By:	/s/ Henry Gabbay

Name: Henry Gabbay Title: Treasurer Date: January 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name: Robert S. Kapito Title: Principal Executive Officer Date: January 20, 2005

By:	/s/ Henry Gabbay

Name: Henry Gabbay Title: Principal Executive Officer Date: January 20, 2005